Investment in Associates - Additional Information (Detail) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 08, 2019 TWD ($) shares	Jan. 31, 2018 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of associates [line items]
Acquisition of investment in associate					$ 794,694	$ 1,373,486
Share of profit (loss) of investment associates			$ 154,926		(300,101)
Cash consideration from disposals of investment in associates			1,180,179	$ 39,458
Gain on disposal of investment in associates			973,609	$ 32,551		$ 16,929
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Investment in associates at fair value			$ 807,000		$ 2,081,900
Number of common shares disposed | shares	9,100,000
Percentage of ownership interest in associate	10.00%		10.00%	10.00%	19.10%
Cash consideration from disposals of investment in associates	$ 1,180,179
Gain on disposal of investment in associates	$ 973,609
Unimos Shanghai [member]
Disclosure of associates [line items]
Acquisition of investment in associate		$ 794,694
Percentage of ownership interest in associate			45.02%	45.02%	45.02%